Employee benefits (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits [Line Items]
Service cost or benefits received during the year	$ 2	$ 2	$ 3
Interest cost in benefit obligation	359	387	380
Return loss on plan assets	1,694	293	(145)
Amortization of prior year losses	219	184	68
Net gain during the year	599	610	728
Net periodic pension expense	$ 41	$ 29	$ (133)